ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Acquired Finite Lived Intangible Asset Gross	¥ 80,638		¥ 80,638
Accumulated amortization	(61,862)		(55,709)
Impairment provision	(3,037)		(3,037)
Acquired intangible assets, net	15,739	$ 2,371	21,892
Technology rights for licensed seeds [Member]
Acquired Finite Lived Intangible Asset Gross	75,899		75,899
Others [Member]
Acquired Finite Lived Intangible Asset Gross	¥ 4,739		¥ 4,739